Note 10 - Retirement Savings Plans (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Defined Contribution Plan, Employer Matching Contribution, Percent of Match			100.00%		100.00%	100.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent			4.00%		4.00%	4.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 7,401	$ 7,021	$ 28,196	$ 21,735	$ 39,916	$ 37,730